Derivative Instruments and Other Hedging Activities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Notional amount of derivative liabilities	$ 1,528,184,000	$ 993,274,000
Cash as collateral for derivative transactions	1,900,000	10,900,000
Not Designated as Hedging Instruments
Derivative [Line Items]
Notional amount of derivative liabilities	1,419,684,000	993,274,000
Not Designated as Hedging Instruments | Other contracts
Derivative [Line Items]
Notional amount of derivative liabilities	$ 106,518,000	43,169,000
Exposure if third parties default		$ 0